UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/2010

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Emerging Markets Opportunity Fund

Dreyfus Select Managers Large Cap Growth Fund

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Emerging Markets Opportunity Fund
August 31, 2010 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Brazil--17.9%
Banco Bradesco, ADR	8,279	145,959
Banco Santander Brasil, ADR	6,400	80,512
Brookfield Incorporacoes	20,700	106,785
Cia de Bebidas das Americas, ADR	1,300	143,897
Cia Hering	1,300	49,890
Gerdau, ADR	7,000	93,940
Itau Unibanco Holding, ADR	12,325	265,850
Localiza Rent a Car	8,400	117,182
OGX Petroleo e Gas Participacoes	9,200 a	109,379
PDG Realty	8,600	88,338
Petroleo Brasileiro (Preferred), ADR	4,800	141,888
Petroleo Brasileiro, ADR	5,400	180,090
Vale	5,300	141,474
Vale, ADR	10,300	243,286
Vivo Participacoes, ADR	4,100	98,400
		2,006,870
China--6.9%
Anhui Conch Cement, Cl. H	30,000	106,637
AviChina Industry & Technology, Cl. H	164,000 a	74,423
China Construction Bank, Cl. H	107,000	88,310
China Merchants Bank, Cl. H	37,000	95,369
Dongfang Electric, Cl. H	25,800	94,029
Industrial & Commercial Bank of China, Cl. H	122,000	88,613
Kunlun Energy	96,000	118,847
ZTE, Cl. H	29,400	109,228
		775,456
Czech Republic--2.3%
CEZ	3,109	130,319
Komercni Banka	658	126,961
		257,280
Egypt--3.1%

Commercial International Bank	18,081	122,165
Orascom Construction Industries	1,902	84,006
Talaat Moustafa Group	55,033 a	70,412
Telecom Egypt	22,877	67,561
		344,144
Hong Kong--6.9%
Beijing Enterprises Holdings	13,500	95,279
Belle International Holdings	55,000	96,018
China Everbright	40,000	88,240
China Mobile	24,500	249,291
China Resources Power Holdings	54,000	119,125
CNOOC	71,000	122,673
		770,626
Hungary--2.8%
MOL Hungarian Oil and Gas	1,427 a	132,289
OTP Bank	8,581 a	181,449
		313,738
India--2.8%
Bharti Airtel	9,337	63,745
GAIL India	6,221	59,436
ICICI Bank	3,156	65,430
Infosys Technologies, ADR	900	51,561
ITC	20,687	71,470
		311,642
Mexico--8.0%
America Movil, ADR, Ser. L	5,500	256,465
Corporacion GEO, Ser. B	36,200 a	93,247
Grupo Mexico, Ser. B	59,600	153,116
Southern Copper	4,700	142,128
Telefonos De Mexico, ADR, Ser. L	9,300	129,921
Wal-Mart de Mexico, Ser. V	50,400	114,245
		889,122
Peru--2.2%
Cia de Minas Buenaventura, ADR	3,800	157,092
Credicorp	800	84,200
		241,292
Poland--3.7%

Central European Distribution	4,400 a	100,672
KGHM Polska Miedz	1,558	52,706
Powszechna Kasa Oszczednosci Bank Polski	7,062	85,146
Powszechny Zaklad Ubezpieczen	908	108,500
Telekomunikacja Polska	11,842	64,232
		411,256
Russia--8.9%
Gazprom, ADR	12,877	266,554
Globaltrans Investment, GDR	3,601	50,774
LUKOIL, ADR	2,158	115,021
Magnit, GDR	3,294	70,162
MMC Norilsk Nickel, ADR	3,751	63,579
Mobile Telesystems, ADR	4,200	87,612
Rosneft Oil, GDR	5,376	33,892
Sberbank of Russian Federation, GDR	463	132,016
Sistema, GDR	1,996	51,407
TMK, GDR	2,402 a	37,255
VimpelCom, ADR	2,500 a	37,375
X5 Retail Group, GDR	1,444 a	50,893
		996,540
South Africa--2.4%
Aspen Pharmacare Holdings	4,954 a	56,492
Clicks Group	8,439	42,910
Exxaro Resources	3,288	51,021
Impala Platinum Holdings	939	22,154
Naspers, Cl. N	1,429	57,699
Standard Bank Group	2,628	37,248
		267,524
South Korea--15.9%
Amorepacific	95	87,163
Hyundai Hysco	3,100	48,094
Hyundai Mobis	487	88,147
Hyundai Motor	754	88,991
KB Financial Group, ADR	3,071	125,113
Kia Motors	2,800	71,933
Korea Electric Power, ADR	4,000 a	49,240
KT	1,640	59,983

LG Chem	401	115,393
LG Display	2,390	66,383
LG Electronics	514	41,329
LG Household & Health Care	224	75,109
POSCO	307	124,577
Samsung Electronics	495	312,136
Samsung Electronics, GDR	395	87,098
Samsung Fire & Marine Insurance	267	42,648
Shinhan Financial Group	3,210	122,895
Shinsegae	192	92,405
SK Telecom	545	73,415
		1,772,052
Taiwan--5.9%
Chunghwa Telecom, ADR	3,437	70,699
First Financial Holding	170,675	98,567
HON HAI Precision Industry	32,480	114,573
HTC	1,000	18,262
Novatek Microelectronics	27,000	64,394
Taiwan Cement	111,000	102,046
Taiwan Semiconductor Manufacturing	67,000	123,191
Young Fast Optoelectronics	6,000	63,308
		655,040
Thailand--4.4%
Advanced Info Service, NVDR	19,700	58,071
Bank of Ayudhya, NVDR	154,200	107,415
PTT Aromatics & Refining, NVDR	98,300	73,501
PTT Exploration & Production, NVDR	15,900	72,908
PTT, NVDR	9,300	78,751
SIAM COMMERCIAL, NVDR	32,700	99,526
		490,172
Turkey--4.4%
Akbank	11,263	59,743
Akerneji Elektrik Uretim	1 a	1
BIM Birlesik Magazalar	833	22,775
Enka Insaat ve Sanayi	1	2
Koza Altin Isletmeleri	5,446	51,712
Tofas Turk Otomobil Fabrikasi	12,541	51,329

Tupras Turkiye Petrol Rafine	1,682	37,725
Turk Hava Yollari	0 a	1
Turkiye Garanti Bankasi	20,031	97,069
Turkiye Halk Bankasi	9,250	75,112
Turkiye Is Bankasi, Cl. C	13,445	49,305
Turkiye Sinai Kalkinma Bankasi	36,398	51,961
		496,735
Total Common Stocks
(cost $9,896,343)		10,999,489

Preferred Stocks--.5%
Brazil
Usinas Siderurgicas de Minas Gerais, Cl. A
(cost $70,049)	2,200	55,155

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $80,000)	80,000 [b]	80,000

Total Investments (cost $10,046,392)	99.7%	11,134,644
Cash and Receivables (Net)	.3%	38,394
Net Assets	100.0%	11,173,037

ADR - American Depository Receipts
GDR - Global Depository Receipts
NVDR - Non Voting Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $10,046,392. Net unrealized appreciation on investments was $1,088,252 of which $1,396,817 related to appreciated investment securities and $308,565 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.6
Materials	14.1
Telecommunication Services	11.1
Energy	10.7
Information Technology	9.5
Consumer Discretionary	8.5
Consumer Staples	7.4
Utilities	7.2
Industrial	4.4
Money Market Investment	0.7
Health Care	0.5
99.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	11,054,644	-	-	11,054,644
Mutual Funds	80,000	-	-	80,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	170	-	170
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(174)	-	(174)

+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

At August 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Polish Zloty,
Expiring 9/1/2010	50,088	16,025	15,851	(174)

Sales:
Polish Zloty
Expiring 9/1/2010	91,438	29,106	28,936	170

Gross Unrealized Appreciation				170
Gross Unrealized Depreciation				(174)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs, GDRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Large Cap Growth Fund
August 31, 2010 (Unaudited)

Common Stocks--94.4%	Shares	Value ($)
Consumer Discretionary--11.0%
Avon Products	1,710	49,761
Ford Motor	3,865 a	43,636
Johnson Controls	930	24,673
Las Vegas Sands	2,170 a	61,476
Lowe's	5,830	118,349
MasterCard, Cl. A	360	71,410
News, Cl. B	1,395	19,670
NIKE, Cl. B	650	45,500
Omnicom Group	1,015	35,535
Paychex	1,470	36,588
Staples	3,790	67,348
Stericycle	1,110 a	72,705
Tata Motors, ADR	1,770	37,896
		684,547
Consumer Staples--5.8%
Anheuser-Bush, ADR	645	33,521
Costco Wholesale	1,510	85,390
Green Mountain Coffee Roasters	1,165 a	35,905
PepsiCo	1,590	102,046
Procter & Gamble	1,070	63,847
Unilever (NY Shares)	1,375	36,836
		357,545
Energy--7.2%
Chevron	795	58,957
EOG Resources	200	17,374
Exxon Mobil	875	51,765
First Solar	295 a	37,716
Halliburton	2,580	72,782
Occidental Petroleum	640	46,771
Schlumberger	1,870	99,727

Southwestern Energy	1,810 a	59,223
		444,315
Financial--8.9%
Berkshire Hathaway, Cl. B	845 a	66,569
CB Richard Ellis Group, Cl. A	4,510 a	74,054
Charles Schwab	2,670	34,069
CIT Group	500 a	18,340
CME Group	310	76,905
First American Financial	3,345	49,606
Goldman Sachs Group	175	23,965
ICICI Bank, ADR	1,080	44,615
JPMorgan Chase & Co.	1,015	36,905
Morgan Stanley	1,475	36,418
Northern Trust	1,080	49,831
UBS	2,320	39,046
		550,323
Health Care--9.1%
Baxter International	2,870	122,147
Biogen Idec	720 a	38,736
Gilead Sciences	1,190 a	37,913
Illumina	735 a	31,524
Intuitive Surgical	245 a	64,932
Johnson & Johnson	2,215	126,299
Novartis, ADR	850	44,616
St. Jude Medical	1,960 a	67,757
Teva Pharmaceutical Industries,
ADR	620	31,360
		565,284
Industrial--9.5%
C.H. Robinson Worldwide	720	46,793
Caterpillar	755	49,196
Cummins	885	65,853
Deere & Co.	590	37,329
Delta Air Lines	1,895 a	19,822
General Dynamics	700	39,109
Goodrich	815	55,811
Praxair	955	82,158

Thermo Fisher Scientific	2,585 a	108,880
UAL	2,390 a	50,644
Union Pacific	440	32,094
		587,689
Information Technology--28.3%
Altera	1,320	32,564
Amazon.com	995 a	124,206
Apple	840 a	204,431
ASML Holding (NY Shares)	960	23,741
Broadcom, Cl. A	2,765	82,867
Cisco Systems	7,190 a	144,160
Citrix Systems	1,505 a	87,200
Cognizant Technology Solutions,
Cl. A	715 a	41,188
Corning	2,360	37,005
Cree	745 a	39,887
EMC	4,640 a	84,634
Equinix	840 a	76,616
Google, Cl. A	180 a	81,004
Hewlett-Packard	1,192	45,868
Intel	2,330	41,288
Intuit	880 a	37,664
Juniper Networks	1,415 a	38,488
Microsoft	5,965	140,058
Oracle	5,445	119,137
Salesforce.com	1,470 a	161,524
United Technologies	835	54,450
VMware, Cl. A	755 a	59,320
		1,757,300
Materials--5.8%
BHP Billiton, ADR	380	25,281
Cliffs Natural Resources	880	53,847
Freeport-McMoRan Copper & Gold	1,050	75,579
Ivanhoe Mines	3,155 a	55,907
Monsanto	1,055	55,546
Newmont Mining	910	55,801
Precision Castparts	325	36,784

		358,745
Telecommunications--8.8%
American Tower, Cl. A	5,580 a	261,479
Crown Castle International	2,450 a	100,744
QUALCOMM	4,820	184,654
		546,877

Total Investments (cost $5,678,221)	94.4%	5,852,625
Cash and Receivables (Net)	5.6%	347,238
Net Assets	100.0%	6,199,863

ADR--American Depository Receipts
a Non-income producing security.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $5,678,221. Net unrealized appreciation on investments was $174,404 of which $300,960 related to appreciated investment securities and $126,556 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	28.3
Consumer Discretionary	11.0
Industrial	9.5
Health Care	9.1
Financial	8.9
Telecommunications	8.8
Energy	7.2
Consumer Staples	5.8
Materials	5.8
94.4

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	5,479,806	-	-	5,479,806
Equity Securities - Foreign+	372,819	-	-	372,819

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2010 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Consumer Discretionary--9.9%
BJ's Restaurants	853 a	20,421
Cheesecake Factory	2,450 a	54,855
CROCS	1,945 a	24,312
Dick's Sporting Goods	1,085 a	26,550
DTS	845 a	29,617
FactSet Research Systems	425	31,259
hhgregg	1,640 a	30,996
Hibbett Sports	1,530 a	35,465
Home Inns & Hotels Management, ADR	587 a	24,631
J Crew Group	700 a	21,343
LKQ	4,935 a	91,791
Lululemon Athletica	325 a	10,732
Lumber Liquidators Holdings	220 a	4,407
Mobile Mini	1,475 a	20,989
Penske Automotive Group	788 a	9,464
Tenneco	660 a	16,315
Tesla Motors	1,760	34,566
Texas Roadhouse	1,247 a	16,535
Ulta Salon, Cosmetics & Fragrance	2,880 a	65,232
WMS Industries	650 a	22,971
		592,451
Consumer Staples--3.1%
Green Mountain Coffee Roasters	1,904 a	58,681
Panera Bread, Cl. A	355 a	28,379
TreeHouse Foods	575 a	23,863
United Natural Foods	2,150 a	74,691
		185,614
Energy--2.1%
Brigham Exploration	1,110 a	17,005
Dril-Quip	380 a	20,091
SM Energy	620	23,554
T-3 Energy Services	1,595 a	35,218
Whiting Petroleum	320 a	27,149

		123,017
Financial--2.9%
Affiliated Managers Group	420 a	26,968
Cass Information Systems	1,125	36,900
CNinsure, ADR	575	12,558
Eaton Vance	945	24,561
Mesabi Trust	136 a	3,710
Portfolio Recovery Associates	1,080 a	68,796
		173,493
Health Care--16.0%
Abaxis	1,375 a	24,832
AngioDynamics	3,675 a	56,117
Bio-Reference Laboratories	1,850 a	36,667
Cepheid	6,755 a	99,366
Dexcom	2,155 a	26,399
Haemonetics	455 a	23,696
HeartWare International	195 a	12,628
IDEXX Laboratories	460 a	25,424
Incyte	905 a	11,331
Insulet	1,440 a	19,037
IPC The Hospitalist	1,225 a	28,616
Mednax	1,275 a	59,084
MEDTOX Scientific	1,000 a	11,470
Meridian Bioscience	1,910	34,915
Nektar Therapeutics	1,360 a	17,422
Neogen	3,750 a	109,575
NuVasive	775 a	22,746
NxStage Medical	2,860 a	45,102
Onyx Pharmaceuticals	655 a	15,779
Salix Pharmaceuticals	515 a	19,498
Seattle Genetics	660 a	7,557
Sirona Dental Systems	474 a	14,940
SXC Health Solutions	575 a	44,735
Techne	1,325	76,492
Thoratec	1,610 a	51,842
USANA Health Sciences	450 a	19,125
Volcano	885 a	19,559
West Pharmaceutical Services	735	24,711
		958,665
Industrial--20.7%

Acuity Brands	775	30,024
Aerovironment	1,090 a	24,656
Allegiant Travel	525 a	19,756
Beacon Roofing Supply	3,175 a	44,228
Capella Education	850 a	53,193
Chemed	1,725	86,077
CoStar Group	1,480 a	61,080
Donaldson	740	31,006
Dynamex	1,125 a	13,793
Fabrinet	113	1,380
Forrester Research	1,500 a	46,035
Forward Air	1,175	27,988
Genesee & Wyoming, Cl. A	1,195 a	46,378
Grand Canyon Education	2,165 a	37,000
Green Dot, Cl. A	5	226
Hexcel	2,390 a	40,773
HMS Holdings	780 a	40,700
iRobot	1,165 a	19,304
Knight Transportation	2,350	44,274
MAXIMUS	1,000	53,710
Middleby	940 a	51,690
Monro Muffler Brake	1,250	52,350
PAREXEL International	1,715 a	34,111
Polypore International	1,665 a	44,988
Resources Connection	3,125	34,656
Ritchie Brothers Auctioneers	2,225	40,562
Rollins	4,075	83,456
SuccessFactors	4,145 a	87,460
Tennant	305	9,528
Triumph Group	570	37,837
Universal Technical Institute	1,000	15,450
US Airways Group	2,685 a	24,272
		1,237,941
Information Technology--34.7%
AboveNet	125 a	6,452
Allscripts Healthcare Solutions	3,275 a	54,725
American Superconductor	935 a	25,142
ANSYS	1,325 a	51,382
Applied Micro Circuits	3,185 a	34,334
Archipelago Learning	295	3,083

ArcSight	1,540 a	59,136
athenahealth	190 a	5,119
Badger Meter	655	24,432
Blackboard	1,010 a	33,421
Bottomline Technologies	1,435 a	20,104
Cabot Microelectronics	1,025 a	30,678
Concur Technologies	1,935 a	90,500
Constant Contact	2,530 a	44,832
DealerTrack Holdings	2,200 a	32,439
Digi International	5,125 a	38,847
Digital River	960 a	25,315
Dionex	520 a	37,700
Echelon	2,525 a	19,102
F5 Networks	625 a	54,644
FARO Technologies	1,150 a	21,091
Fortinet	860	17,535
Gentex	4,350	76,430
GSI Commerce	1,385 a	31,536
GT Solar International	235 a	1,817
Guidance Software	2,425 a	11,979
Imax	1,670 a	23,597
Innerworkings	4,725 a	25,657
Integrated Device Technology	820 a	4,198
Interactive Intelligence	1,080 a	16,103
Lionbridge Technologies	4,315 a	19,245
Makemytrip	590	20,060
MaxLinear, Cl. A	880	10,032
Mellanox Technologies	1,535 a	25,481
MercadoLibre	480 a	31,651
Nanometrics	3,190 a	42,268
National Instruments	2,750	79,282
Netezza	4,305 a	83,775
NetLogic Microsystems	853 a	20,600
NetSuite	2,483 a	47,177
OPNET Technologies	745	11,734
Pegasystems	1,440	31,537
Power Integrations	1,700	46,563
QLIK Technologies	1,475	27,479
Quality Systems	1,100	61,656
Rackspace Hosting	2,335 a	45,976

Riverbed Technology	1,380 a	52,937
Semtech	3,775 a	62,646
Skyworks Solutions	1,060 a	18,932
SMART Technologies, Cl. A	1,265	14,497
Stratasys	3,915 a	88,910
Telvent GIT	1,175 a	22,278
Teradyne	1,995 a	17,915
Terremark Worldwide	1,158 a	9,704
Tyler Technologies	2,115 a	36,611
Ultimate Software Group	3,395 a	111,763
Ultra Clean Holdings	315 a	2,668
Universal Display	930 a	18,330
Veeco Instruments	1,505 a	50,011
Verint Systems	1,800 a	42,444
		2,075,492
Materials--3.4%
Balchem	1,915	46,822
CIRCOR International	835	23,255
Kaydon	640	20,742
Ladish	814 a	20,260
Landec	3,300 a	18,150
RBC Bearings	1,130 a	33,098
Rockwood Holdings	890 a	23,007
Zoltek	2,300 a	19,573
		204,907
Telecommunications--2.6%
Acme Packet	560 a	18,816
Aruba Networks	2,755 a	50,609
Finisar	1,825 a	23,342
IPG Photonics	2,323 a	50,316
Logmein	295 a	9,667
		152,750
Utilities--1.4%
EnerNOC	2,565 a	83,567
Total Investments (cost $5,766,982)	96.8%	5,787,897
Cash and Receivables (Net)	3.2%	192,964
Net Assets	100.0%	5,980,861

ADR - American Depository Receipts
a Non-income producing security.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $$5,766,982. Net unrealized appreciation on investments was $20,915 of which $295,785 related to appreciated investment securities and $274,870 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	34.7
Industrial	20.7
Health Care	16.0
Consumer Discretionary	9.9
Consumer Staples	3.1
Materials	3.4
Financial	2.9
Telecommunications	2.6
Energy	2.1
Utilities	1.4
96.8

† Based on net assets.

100-441-40

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	5,585,951	-	-	5,585,951
Equity Securities - Foreign+	201,946	-	-	201,946

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)